10. PIS/PASEP AND COFINS TAXES CREDITS OVER ICMS - FINAL COURT JUDGMENT (Tables)	12 Months Ended
Dec. 31, 2019
Pispasep And Cofins Taxes Credits Over Icms - Final Court Judgment
Schedule of pasep and cofins taxes credits

Shown below are the accounting effects relating to the recognition of the PIS/Pasep and Cofins taxes credits, including their monetary updating by the Selic rate, and the amounts to be refunded to customers at December 31, 2019:

PIS/Pasep and Cofins taxes credits	Parent	Cemig D	Cemig GT	Other subsidiaries (4)	Total
Effects on the statement of financial position
Recoverable taxes (July/2003 to May/2019)	490	4.926	626	28	6,070
Amounts to be refunded to customers (1)	–	(3,038)	–	–	(3,038)
Taxes payable (2)	(4)	(45)	(6)	–	(55)
Income tax and social contribution tax	(165)	(627)	(211)	(9)	(1,012)
Equity	321	1,216	409	19	1,965

Effects on net income
Recovery of PIS/Pasep and Cofins taxes credits – Other operating revenues (3)	184	830	397	17	1,428
Finance income (5)	306	1,034	229	11	1,580
PIS/Pasep and Cofins taxes charged on financial revenues (5)	(4)	(21)	(6)	–	(31)
Income tax and social contribution tax	(165)	(627)	(211)	(9)	(1,012)
	321	1,216	409	19	1,965

(1)	Amounts to be refunded to customers on the PIS/Pasep and Cofins taxes credits for Cemig D, recognized in 2019. The total amount to be restituted to customers presented in the consolidated Statements of Financial Position, as Pasep and Cofins taxes to be refunded to customers – Note 23, is R$ 4,193. The difference of R$ 1,155 is due to the constitution of a liability corresponding to the reversal of the provision related to the escrow deposits made from 2008 to 2011, recorded in 2017.
(2)	PIS/Pasep and Cofins taxes on the financial revenues comprising the monetary updating of the tax credits that have been recognized. These taxes applicable to the credits to be refunded to customers reduce their total, without effects in the Statement of income.
(3)	This refers to the credits recognized in operating profit of 2019, amounting R$ 3,826, net of the amounts to be refunded to customers, of R$ 2,398.
(4)	This refers to the credits recognized by the wholly-owned subsidiaries Sá Carvalho, Cemig Geração Distribuída, Cemig Geração Poço Fundo S.A. (previously denominated UTE Barreiro S.A.) and Horizontes Energia S.A..
(5)	It includes financial updating from the date of credits recognition until December 31, 2019, net of PIS/Pasep and Cofins taxes on finance income, in the amounts o R$25.